Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statement of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net income (loss)	¥ (745,225)	$ (114,212)	¥ 829,151	¥ 811,297
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(176,910)	(27,113)	61,601	75,752
Fair value fluctuation of available-for-sale investment, net of tax of nil (Note 5)	771	118	(797)	(349)
Fair value fluctuation of available-for-sale investment held by affiliates, net of tax of nil				(1,080)
Comprehensive income (loss)	(919,661)	(140,946)	924,563	878,069
Parent Company
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(745,225)	(114,212)	829,151	811,297
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(176,934)	(27,117)	61,651	75,839
Fair value fluctuation of available-for-sale investment, net of tax of nil (Note 5)	771	118	(797)	(349)
Fair value fluctuation of available-for-sale investment held by affiliates, net of tax of nil				(1,080)
Other comprehensive income (loss)	(176,163)	(26,999)	60,854	74,410
Comprehensive income (loss)	¥ (921,388)	$ (141,211)	¥ 890,005	¥ 885,707